Balance Sheet Components - Accrued Liabilities (Details) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Accrued Liabilities, Current [Abstract]
Accrued payables	$ 9,799	$ 5,493
Accrued interest - notes payable	6,149	1,757
Other accrued liabilities	124	57
Total accrued liabilities	$ 16,072	$ 7,307